Fair Value Measurements - Additional Information (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	$ 20,654,058	$ 18,122,090
EBP, Trustee [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	1,411,380	1,770,944
EBP, Trustee [Member] | STIF [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	$ 131,202	$ 136,756